John Hancock Variable Insurance Trust

Blue Chip Growth Trust (the fund)

Supplement dated January 26, 2021 to the current Prospectus (the Prospectus), as may be supplemented

Effective October 1, 2021 (the effective date), Larry J. Puglia, CFA, CPA will no longer serve as portfolio manager of the fund. Accordingly, all references to Mr. Puglia will be removed from the Prospectus as of the effective date.

As of the effective date, Paul Greene will be added as portfolio manager of the fund and will be primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Variable Insurance Trust

Blue Chip Growth Trust (the fund)

Supplement dated January 26, 2021 to the current Statement of Additional Information (the SAI), as may be supplemented

Effective October 1, 2021 (the effective date), Larry J. Puglia, CFA, CPA will no longer serve as portfolio manager of the fund. Accordingly, all references to Mr. Puglia will be removed from the SAI as of the effective date.

As of the effective date, Paul Greene will be added as portfolio manager of the fund and will be primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the SAI and retain it for future reference.